Long-Term Debt and Other Financial Liabilities, Huarong Friendship Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Installment	Mar. 13, 2025 USD ($)	Dec. 31, 2024 USD ($)
Sale and Leaseback Transaction [Abstract]
Balance outstanding	$ 293,958		$ 261,451
Huarong Friendship Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Financing amount		$ 16,500
Term of charter contract	5 years
Number of payment installments | Installment	20
Frequency of periodic payment	quarterly
Installment payment	$ 443
Balloon payment	$ 7,650
Term of variable rate	3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term SOFR [Member]
Margin on variable rate	2.15%
Balance outstanding	$ 15,173